Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Consideration amount paid	$ 6,000,000
Financial through intellectual property amount	3,000,000
Agreement payments amount	600,000	$ 2,400,000
Payment not paid	$ 3,000,000